Supplemental Guarantor Information Reconciliation From Cash and Cash Equivalents to Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Schedule of Cash, Cash Equivalents, and Restricted Cash [Line Items]
Cash and cash equivalents	$ 2,279	$ 1,130
Restricted cash included in other current assets	1	1
Restricted cash included in other non-current assets	0	5
Cash, cash equivalents, and restricted cash	2,280	1,136	$ 1,769	$ 4,255
Eliminations
Schedule of Cash, Cash Equivalents, and Restricted Cash [Line Items]
Cash and cash equivalents	0	0
Restricted cash included in other current assets	0	0
Restricted cash included in other non-current assets	0	0
Cash, cash equivalents, and restricted cash	0	0	0	0
Parent Guarantor | Reportable Legal Entities
Schedule of Cash, Cash Equivalents, and Restricted Cash [Line Items]
Cash and cash equivalents	0	0
Restricted cash included in other current assets	0	0
Restricted cash included in other non-current assets	0	0
Cash, cash equivalents, and restricted cash	0	0	0	0
Subsidiary Issuer | Reportable Legal Entities
Schedule of Cash, Cash Equivalents, and Restricted Cash [Line Items]
Cash and cash equivalents	1,404	202
Restricted cash included in other current assets	0	0
Restricted cash included in other non-current assets	0	0
Cash, cash equivalents, and restricted cash	1,404	202	644	2,869
Non-Guarantor Subsidiaries | Reportable Legal Entities
Schedule of Cash, Cash Equivalents, and Restricted Cash [Line Items]
Cash and cash equivalents	875	928
Restricted cash included in other current assets	1	1
Restricted cash included in other non-current assets	0	5
Cash, cash equivalents, and restricted cash	$ 876	$ 934	$ 1,125	$ 1,386